Fees Summary	Dec. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,196,388,000.00
Previously Paid Amount	0.00
Total Fee Amount	165,221.18
Total Offset Amount	0.00
Net Fee	165,221.18
Narrative - Max Aggregate Offering Price	$ 1,196,388,000.00
Final Prospectus	true